Average Annual Total Returns - First Trust Eurozone AlphaDEX ETF	First Trust Eurozone AlphaDEX ETF 1 Year	First Trust Eurozone AlphaDEX ETF 5 Years	First Trust Eurozone AlphaDEX ETF Since Inception	First Trust Eurozone AlphaDEX ETF Inception Date	First Trust Eurozone AlphaDEX ETF After tax on distributions 1 Year	First Trust Eurozone AlphaDEX ETF After tax on distributions 5 Years	First Trust Eurozone AlphaDEX ETF After tax on distributions Since Inception	First Trust Eurozone AlphaDEX ETF After tax on distributions and sale of fund shares 1 Year	First Trust Eurozone AlphaDEX ETF After tax on distributions and sale of fund shares 5 Years	First Trust Eurozone AlphaDEX ETF After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Eurozone Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ AlphaDEX® Eurozone Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ AlphaDEX® Eurozone Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Eurozone Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ Eurozone Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ Eurozone Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI EMU Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EMU Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EMU Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.69%	7.88%	7.11%	Oct. 21, 2014	3.99%	7.04%	6.35%	2.73%	5.78%	5.23%	5.56%	8.39%	7.74%	8.00%	7.39%	6.12%	7.89%	7.47%	5.96%